UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEET (Parenthetical)	Jun. 30, 2014	Dec. 31, 2013
Equity
Common units issued (in units)	67,278,250	44,400,563
Common units outstanding (in units)	67,278,250	44,400,563
Subordinated units issued (in units)	16,543,350	16,543,350
Subordinated units outstanding (in units)	16,543,350	16,543,350